Significant Accounting Policies (Details Narrative) - USD ($)		6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2020	Jul. 01, 2020	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 23, 2019	Dec. 14, 2022
Document Accounting Standard				U.S. GAAP
Write offs of trade accounts receivable				$ 0	$ 0	$ 0
Allowance for insurance claims				$ 0	0	0
Depreciation method				straight-line
Change in Accounting Estimate, Description				Management’s estimate was based on the average demolition prices prevailing in the market during the last four years for which historical data were available. The decrease in the annual depreciation expense is expected to amount approximately $3.0 million per annum based on the useful lives of the Company’s existing fleet which are estimated at 25 years for crude and product oil carriers and 40 years for the LNG carriers from the date of original delivery from the shipyard. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 “Accounting Changes and Error Corrections”
Depreciation				$ 120,459,000	126,821,000	127,278,000
Decrease in net loss				204,234,000	(151,401,000)	24,002,000
Impairment charge				0	86,368,000	28,776,000
Assets Held-for-sale, Not Part of Disposal Group, Current				61,626,000	0
Voyage revenues				860,400,000	546,120,000	644,135,000
Accounts Receivable, after Allowance for Credit Loss, Current				78,198,000	30,622,000
Insurance Recoveries				366,000	(18,000)	36,000
Costs amortized of fulfill contracts				8,126,000
Increase (Decrease) in Deferred Revenue				$ 17,029,000	$ (3,603,000)	556,000
Segment Reporting Information, Description of Products and Services				three LNG carriers
Common Stock [Member]
Conversion of Stock, Shares Issued	6,667		306,190				583,333
Series G Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	10,000		459,286				875,000
Preferred Stock, Shares Outstanding				0	459,286
Voyage charters and contracts of affreightment [Member]
Voyage revenues				$ 405,104,000	$ 255,017,000	259,015,000
Accounts Receivable, after Allowance for Credit Loss, Current				50,653,000	20,633,000
Time, bareboat and pooling charter arrangements [Member]
Voyage revenues				455,296,000	291,103,000	385,120,000
Insurance Recoveries From Loss Of Hire [Member]
Insurance Recoveries				4,424,000
Voyage And Operating Costs [Member]
Accounts Receivable, after Allowance for Credit Loss, Current				2,844,000	2,527,000
Insurance Recoveries From Damages To Fixed Assets [Member]
Insurance Recoveries				7,378,000
Charter Hire Paid In Advance [Member]
Increase (Decrease) in Deferred Revenue				13,574
Charter Agreements With Varying Rates [Member]
Increase (Decrease) in Deferred Revenue				$ 12,475
Crude and product oil carriers [Member]
Useful life of assets				25 years
LNG carriers [Member]
Useful life of assets				40 years
Vessels And Advances For Vessels Under Construction [Member]
Impairment charge				$ 0	86,368,000	$ 0
Artemis, Afrodite, Ariadne, Aris, Apollon and Ajax [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current								$ 61,626
Change in Accounting Method Accounted for as Change in Estimate [Member]
Depreciation				3,000,000
Decrease in net loss				$ 3,100,000	$ 746,000
Per weighted average number of shares, basic and diluted				$ 0.10	$ 0.04
Effective October 1, 2021 [Member]
Estimated residual scrap rate per light-weight ton				$ 430
Effective Before October 1, 2021 [Member]
Estimated residual scrap rate per light-weight ton				$ 390
During the first fifteen years of the vessels' life [Member] | Dry-docking costs and leasehold improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives				five years
Within the remaining useful life of the vessel [Member] | Dry-docking costs and leasehold improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives				two and a half years
Reverse Stock Split [Member]
Stockholders' Equity, Reverse Stock Split		1-for-5
Fractional shares cashed out		33.2